Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 153,913	$ 151,010
Accumulated depreciation and amortization	(118,020)	(114,606)
Property and equipment, net	35,893	36,404
Depreciation expense	5,300	5,400	$ 5,300
Land and land improvements
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	17,435	17,296
Buildings
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	60,708	58,870
Equipment
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 75,770	$ 74,844